DEAR FELLOW SHAREHOLDERS:

     Despite the economy's improvement in the third quarter from the sub-par level of the second quarter, the pace of recovery remained somewhat anemic and unbalanced relative to the first year of past economic recoveries. Second half economic growth appears to have been supported mainly by consumer spending. For example, consumer spending, which represents nearly two-thirds of Gross Domestic Product (GDP), grew at a 4.1% annual rate in the third quarter. Although fundamentals underlying consumer spending such as growth in real incomes, increasing home values and stabilizing employment markets, remained positive, the consumer appears to have spent above his ability to generate commensurate income gains. Furthermore, a significant portion of the third quarter's growth resulted from special auto financing incentives which appear to have borrowed growth from the fourth quarter. However, even though economic growth remained positive, growth was unbalanced and susceptible, as the Federal Reserve (the "Fed") recently suggested, to the development of "soft patches". It appears that growth in the fourth quarter was much less than the third quarter's annual rate of 4.0%. To get the economy through its current "soft patch" and put it on a more balanced and sustainable growth path, it was estimated that it would take the combined efforts of business and banks. Business will need to commit to restock inventories, increase payrolls and upgrade its capital stock. The banks, on the other hand, will need to stand ready to extend a helping hand by extending credit. Unfortunately, caution remained the dominate business mood throughout the second half because of concerns regarding the durability of the recovery, geo-political uncertainty, low consumer confidence and the general malaise which gripped the financial markets from time-to-time.

     During the second half, in an effort to help offset these uncertainties, the Fed went on a campaign to talk up the economy as well as continue to supply liquidity to the economy. For example, after leaving its interest rate policy on hold for the first ten months of the year, the Fed in early-November cut short-term interest rates by an unexpectedly high 50 basis points and removed its bias towards economic weakness.

YOUR FUND'S PERFORMANCE

     Unfortunately, the Fed's accommodative policy was not enough to offset the many cross-currents facing the equity markets. Although the equity markets rebounded from their lows, second half performance of the major indices was negative. For example, for the second half of the year, the Dow Jones Industrial Average (DJIA) and the Standard & Poor's 500 Index (S&P) were down 8.70% and 10.30%, respectively, with dividends reinvested. In comparison, your Fund's second half common stock performance was a positive 3.15%, with dividends reinvested. For the full year ended December 31, 2002, with dividends reinvested, the investment returns were DUC +7.91%, DJIA -15.01% and S&P -22.10%. Based on a year-end closing price of $13.16 and a dividend of $1.02 per share, the common stock had an annual dividend yield of 7.81%.

     Despite the negative returns for the major equity indices, the Fed's more accommodative monetary policy helped the fixed income markets enjoy another good year. Not only did interest rates in general decline, but there was also significant outperformance of credit sensitive sectors during the second half of the year. Although the economic backdrop was at times uncertain, fixed income investors began looking for value in the much maligned corporate bond market as fears of a double dip recession and corporate governance malfeasance began to fade.

     Fixed income returns benefited from the decline in U.S. Treasury yields of 121 basis points in two-year maturities, 99 basis points in ten-year maturities and 73 basis points in thirty-year maturities. When combined with the better second half performance of the other fixed income sectors in general and the corporate bond sector in particular, the Lehman Brothers Aggregate Bond Index (Index) had a positive second half total rate of return of 6.23%. In comparison, the second half Net Asset Value (NAV) performance for the Fund was 10.84% as reported by Lipper, Inc. In addition to the outperformance of the corporate bond market in general, specific issues such as WorldCom, Inc. and MCI Communications Corp. enjoyed a nice rally in price and also added to the second half's NAV performance.

     Although the Fund made up substantial ground relative to the Index in the second half, when combined with the disappointing performance of the corporate bond market in the first half, which included the unrealized losses from both WorldCom, Inc. and MCI Communications Corp., the Fund's full year NAV performance was 6.58% compared with 10.26% for the Index.

ECONOMIC OUTLOOK

     As we look forward to 2003, we see the economic landscape improving, barring a worst case war scenario. We are beginning to see signs that some of the uncertainties which were holding back economic growth last year are abating. For example, with the recent cut in interest rates, talk of a double dip recession has faded. In addition, as CEOs began signing-off on their company's financial statements, market sentiment seems to be improving as reports of corporate profitability are being better accepted. Also, the recent mid-term election results appear to have improved the chances that Congress will be more inclined to pass President Bush's pro-growth agenda. Part of that agenda appears to include tax incentives to spur corporate investment which has been the here-to-fore missing link to a more balanced economic recovery. The combination of these events, along with still low inflation expectations and above trend productivity growth, should allow the Fed to maintain its accommodative monetary policy for a longer period of time. Furthermore, we believe that the improvement in the economic backdrop should allow corporations to improve profitability and balance sheets which could lead to superior investment returns for corporate bonds in the upcoming year.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     To those of you receiving dividends in cash, we urge you to consider taking advantage of the dividend reinvestment and cash purchase plan (the "Plan") available to all registered shareholders of the Fund. Under the Plan, the Fund absorbs all administrative costs (except brokerage commissions, if any) so that the total amount of your dividends and other distributions may be reinvested in additional shares of the Fund. Also, the cash purchase option permits participants to purchase shares in the open-market through the Plan Agent. Additional information about the Plan is available from The Bank of New York, 1-800-524-4458, or for more details, please turn to page 16.

     We appreciate your investment in Duff & Phelps Utility and Corporate Bond Trust Inc. and look forward to continuing our service to you.

Sincerely,

/s/ Francis E. Jeffries

Francis E. Jeffries, CFA
Chairman and President

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2002

                                                                         RATINGS*
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            -- LONG-TERM INVESTMENTS--129.4%
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS(A)--23.1%
            Federal National Mortgage Association,
 $ 4,165      8.00%, 10/01/30.....................................  Aaa       AAA        $   4,478,316
   4,817      7.00%, 12/01/31.....................................  Aaa       AAA            5,067,615
            Government National Mortgage Association
            Pass-Through Certificates,
     453      7.00%, 3/15/26......................................  Aaa       AAA              480,277
   1,026      7.50%, 5/15/26......................................  Aaa       AAA            1,094,995
     970      8.00%, 11/15/30.....................................  Aaa       AAA            1,047,067
     787      8.00%, 2/15/31......................................  Aaa       AAA              850,007
            U.S. Treasury Bonds,
  12,900      10.750%, 2/15/03....................................  Aaa       AAA           13,048,157
  40,000      10.375%, 11/15/12...................................  Aaa       AAA           53,475,000
                                                                                         -------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (cost $73,780,714)..................................                          79,541,434
                                                                                         -------------
            BONDS--106.3%
            AUTO & TRUCK--3.5%
   7,250    Ford Motor Company,
              9.215%, 9/15/21.....................................  Baa1      BBB            7,325,748
   5,000    General Motors Corporation,
              8.10%, 6/15/24......................................  A3        BBB            4,763,505
                                                                                         -------------
                                                                                            12,089,253
                                                                                         -------------
            BROADCASTING & PUBLISHING--2.2%
   6,550    Continental Cablevision, Inc.,
              9.50%, 8/01/13......................................  Baa3      BBB            7,600,234
                                                                                         -------------
            FINANCIAL--26.6%
   7,000    Countrywide Capital I,
              8.00%, 12/15/26.....................................  Baa1      BBB+           7,756,238
  13,000    Ford Motor Credit Company,
              7.60%, 8/01/05......................................  A3        BBB           13,281,242
            General Motors Acceptance Corporation,
   5,000      6.38%, 1/30/04......................................  A2        BBB            5,134,915
   5,000      7.75%, 1/19/10......................................  A2        BBB            5,241,530
  10,000    Great Western Financial Trust II,
              8.206%, 2/01/27.....................................  Baa1      BBB-          10,771,050

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2002

                                                                         RATINGS*
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            FINANCIAL (CONTINUED)
 $16,000    Household Finance Corp,
              8.00%, 7/15/10......................................  A2        A-         $  18,100,976
  10,000    KeyCorp Institution Capital B,
              8.25%, 12/15/26.....................................  A3        BBB           11,241,570
  10,000    NationsBank Capital Trust IV,
              8.25%, 4/15/27......................................  Aa3       A-            11,567,330
   7,500    Verizon Global Funding Corp,
              7.375%, 9/01/12.....................................  A2        A+             8,647,402
                                                                                         -------------
                                                                                            91,742,253
                                                                                         -------------
            INDUSTRIAL--28.0%
   5,000    Archer-Daniels-Midland Company,
              8.125%, 6/01/12.....................................  A1        A+             6,235,105
   3,450    Fort James Corporation,
              9.25%, 11/15/21.....................................  Ba1       BB+            3,087,750
            Georgia Pacific Corp.,
  10,000      9.625%, 3/15/22.....................................  Ba1       BB+            9,000,000
   3,000      8.625%, 4/30/25.....................................  Ba1       BB+            2,475,000
   5,000    Occidental Petroleum Corporation,
              9.25%, 8/01/19......................................  Baa2      BBB            6,559,945
  10,000    Sears Roebuck and Co.,
              9.375%, 11/01/11....................................  Baa1      A-            10,657,590
   5,000    Sun Company, Inc.,
              9.00%, 11/01/24.....................................  Baa2      BBB            5,643,380
            Tele-Communications, Inc.,
   5,275      10.125%, 4/15/22....................................  Baa3      BBB            6,071,103
   3,200      9.875%, 6/15/22.....................................  Baa3      BBB            3,643,056
   5,000    Time Warner Entertainment Company, L.P.,
              8.875%, 10/01/12....................................  Baa1      BBB+           5,967,540
   5,000    Time Warner Inc.,
              9.15%, 2/01/23......................................  Baa1      BBB+           5,758,050
  10,000    Trans-Canada Pipelines Limited,
              9.875%, 1/01/21.....................................  A2        A-            13,538,360
  10,000    USX Corporation,
              9.125%, 1/15/13.....................................  Baa1      BBB+          12,583,590
   5,000    Weyerhaeuser Co.,
              6.75%, 3/15/12......................................  Baa2      BBB            5,461,125
                                                                                         -------------
                                                                                            96,681,594
                                                                                         -------------

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2002

                                                                         RATINGS*
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            TELEPHONE--15.9%
 $10,500    AT&T Corp.,
              8.35%, 1/15/25......................................  Baa2      BBB+       $  10,316,082
  10,000    Bell Canada Inc.,
              9.50%, 10/15/10.....................................  A3        A             11,610,440
   7,000    Deutsche Telekom International Finance,
              8.50%, 6/15/10......................................  Baa3      BBB+           8,075,781
  10,000    MCI Communications Corp.,
              8.25%, 1/20/23(b)...................................  Ca        NR             4,950,000
   5,000    New York Telephone Co.,
              8.625%, 11/15/10....................................  A2        A+             6,105,095
  10,125    Sprint Corp.,
              9.25%, 4/15/22......................................  Baa3      BBB-          10,037,125
  16,000    WorldCom Inc.
              6.50%, 5/15/04(b)...................................  Ca        NR             3,840,000
                                                                                         -------------
                                                                                            54,934,523
                                                                                         -------------
            UTILITIES--ELECTRIC--30.1%
   4,600    Arizona Public Service Co.,
              8.00%, 2/01/25......................................  A3        A-             4,770,025
  10,000    Boston Edison Co.,
              7.80%, 3/15/23......................................  A1        A             10,454,600
  10,000    CalEnergy Company, Inc.,
              8.48%, 9/15/28......................................  Baa3      BBB-          11,808,320
  17,438    ComEd Financing II,
              8.50%, 1/15/27......................................  Baa2      BBB           18,837,225
   6,000    Dayton Power & Light Co.,
              8.15%, 1/15/26......................................  A2        BBB            6,128,958
  10,000    Dominion Resources, Inc.,
              8.125%, 6/15/10.....................................  Baa1      BBB+          11,653,980
  10,000    Duke Energy Corporation,
              7.375%, 3/01/10.....................................  A3        A             11,079,270
   1,500    Houston Lighting & Power Company,
              7.75%, 3/15/23......................................  Baa2      BBB            1,495,521

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2002

                                                                         RATINGS*
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            UTILITIES--ELECTRIC (CONTINUED)
 $10,000    Hydro-Quebec,
              7.50%, 4/01/16......................................  A1        A+         $  12,513,680
  10,000    Pacific Gas & Electric Co.,
              8.25%, 11/01/22.....................................  B3        CCC            9,750,000
   5,000    Progress Energy, Inc.,
              7.10%, 3/01/2011....................................  Baa1      BBB            5,520,830
                                                                                         -------------
                                                                                           104,012,409
                                                                                         -------------
            TOTAL BONDS (cost $380,373,717)...........................................     367,060,266
                                                                                         -------------
            TOTAL LONG-TERM INVESTMENTS
            (cost $454,154,431).......................................................     446,601,700
                                                                                         -------------
            -- SHORT-TERM INVESTMENTS--2.6%
            COMMERCIAL PAPER--0.7%
            General Electric Capital Corp.,
   2,300      1.342%, 1/30/03
            (cost $2,300,000).........................................................       2,300,000
                                                                                         -------------
            FINANCIAL--1.9%
   6,500    John Deere Capital Corporation FRN,
              1.625%, 3/03/03
            (cost $6,499,823).........................................................       6,502,548
                                                                                         -------------
            TOTAL SHORT-TERM INVESTMENTS--2.6%
            (cost $8,799,823).........................................................       8,802,548
                                                                                         -------------
            TOTAL INVESTMENTS--132.0%
            (cost $462,954,254) (Note 3)..............................................     455,404,248
            LIABILITIES, LESS CASH AND OTHER ASSETS--(32.0%)..........................    (110,273,302)
                                                                                         -------------
            NET ASSETS--100%..........................................................   $ 345,130,946
                                                                                         =============

------------------------------------
 *  Ratings of issues shown have not been audited by Ernst & Young LLP.
(a) AAA ratings on U.S. government and agency obligations are assumed because they are not rated.
(b) Security is in default and is non-income producing.

Glossary of Terms:
FRN -- Floating Rate Note.

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

ASSETS
Investments, at value (cost $462,954,254)...................  $455,404,248
Cash........................................................     4,430,415
Receivable for securities sold..............................    15,636,750
Interest receivable.........................................     9,756,974
Receivable for common stock reinvestments...................       240,990
Other assets................................................        23,537
                                                              ------------
     Total assets...........................................   485,492,914
                                                              ------------
LIABILITIES
Commercial paper (Note 5)...................................   139,917,795
Investment advisory fee payable (Note 2)....................       198,797
Administrative fee payable (Note 2).........................        42,161
Accrued expenses and other liabilities......................       203,215
                                                              ------------
     Total liabilities......................................   140,361,968
                                                              ------------
NET ASSETS..................................................  $345,130,946
                                                              ============
CAPITAL
Common stock, $.01 par value, 600,000,000 shares authorized,
  26,481,758 shares issued and outstanding (Note 6).........  $    264,818
Additional paid-in capital..................................   362,171,714
Distribution in excess of net investment income.............    (9,202,676)
Accumulated net realized loss on investment transactions....      (552,904)
Net unrealized depreciation on investments..................    (7,550,006)
                                                              ------------
NET ASSETS..................................................  $345,130,946
                                                              ============
Net asset value per share of common stock:
  ($345,130,946 / 26,481,758 shares of common stock issued
  and outstanding)..........................................  $      13.03
                                                              ============

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME
  Interest income...........................................  $33,306,232
  Security lending fee income (Note 4)......................       21,238
                                                              -----------
     Total investment income................................   33,327,470
                                                              -----------
EXPENSES
  Investment advisory fees (Note 2).........................    2,374,335
  Administrative fees (Note 2)..............................      499,800
  Commercial paper fees.....................................      219,939
  Directors' fees and expenses..............................      195,825
  Commissions expense-commercial paper......................      144,563
  Commitment fees (Note 5)..................................      136,875
  Transfer agent fees and expenses..........................      133,752
  Professional fees.........................................      125,413
  Custodian fees and expenses...............................       50,930
  Reports to shareholders...................................       39,256
  Registration fees.........................................       35,000
  Other.....................................................       20,560
                                                              -----------
  Total operating expenses..................................    3,976,248
  Interest expense -- commercial paper (Note 5).............    3,217,924
                                                              -----------
     Total expenses.........................................    7,194,172
                                                              -----------
     Net investment income..................................   26,133,298
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investment transactions..............    5,322,553
  Net change in unrealized appreciation/depreciation on
     investments............................................   (9,571,504)
                                                              -----------
     Net realized and unrealized loss on investments........   (4,248,951)
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $21,884,347
                                                              ===========

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            STATEMENT OF CASH FLOWS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

INCREASE (DECREASE) IN CASH
Cash flows provided by (used for) operating activities:
     Interest received......................................  $ 36,009,708
     Expenses paid..........................................    (3,978,645)
     Interest expense paid..................................    (4,160,284)
     Purchase of long-term portfolio investments............  (123,478,890)
     Proceeds from sale of long-term portfolio
       investments..........................................   119,990,765
     Net proceeds from sales in excess of purchases of
       short-term portfolio investments.....................    53,360,000
                                                              ------------
     Net cash provided from (used for) operating
       activities...........................................    77,742,654
                                                              ------------
Cash flows provided by (used for) financing activities:
     Repayment of collateral upon return of securities
       loaned...............................................   (51,060,000)
     Net cash used for commercial paper.....................    (1,232,078)
     Cash dividends paid to shareholders....................   (26,082,532)
                                                              ------------
     Net cash provided by (used for) financing activities...   (78,374,610)
                                                              ------------
Net decrease in cash........................................      (631,956)
        Cash at beginning of year...........................     5,062,371
                                                              ------------
        Cash at end of year.................................  $  4,430,415
                                                              ============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH PROVIDED FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations........  $ 21,884,347
                                                              ------------
     Decrease in investments................................    68,120,181
     Net realized gain on investments transactions..........    (5,322,553)
     Net change in unrealized appreciation/depreciation on
       investments..........................................     9,571,504
     Increase in receivable for investments sold............   (15,636,750)
     Decrease in interest receivable........................        70,682
     Decrease in other assets...............................        27,320
     Decrease in interest payable...........................      (942,360)
     Decrease in accrued expenses and other liabilities.....       (29,717)
                                                              ------------
        Total adjustments...................................    55,858,307
                                                              ------------
Net cash provided from (used for) operating activities......  $ 77,742,654
                                                              ============

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE              FOR THE
                                                      YEAR ENDED           YEAR ENDED
                                                   DECEMBER 31, 2002    DECEMBER 31, 2001
                                                   -----------------    -----------------
OPERATIONS
  Net investment income..........................    $ 26,133,298         $ 25,159,125
  Net realized gain on investment transactions...       5,322,553            1,947,343
  Net change in unrealized
     appreciation/depreciation on investments....      (9,571,504)          14,720,088
                                                     ------------         ------------
  Net increase in net assets resulting from
     operations..................................      21,884,347           41,826,556
                                                     ------------         ------------
DIVIDENDS TO SHAREHOLDERS
  From net investment income.....................     (25,973,129)         (24,998,956)
  In excess of net investment income.............        (908,518)          (1,659,944)
                                                     ------------         ------------
                                                      (26,881,647)         (26,658,900)
CAPITAL STOCK TRANSACTIONS
  Reinvestment of dividends resulting in the
     issuance of 236,790 shares and 210,059
     shares of Common Stock, respectively........       3,014,720            2,767,497
                                                     ------------         ------------
  Total increase (decrease) in net assets........      (1,982,580)          17,935,153
NET ASSETS
  Beginning of year..............................     347,113,526          329,178,373
                                                     ------------         ------------
  End of year....................................    $345,130,946         $347,113,526
                                                     ============         ============

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                              FINANCIAL HIGHLIGHTS

                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------
                                                        2002     2001(2)      2000       1999       1998
                                                      --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year..................  $  13.23   $  12.64   $  12.54   $  14.79   $  14.48
                                                      --------   --------   --------   --------   --------
  Net investment income(1)..........................      0.99       0.96       0.98       1.06       1.06
  Net realized and unrealized gain (loss) on
    investments transactions........................     (0.17)      0.65       0.17      (2.13)      0.43
                                                      --------   --------   --------   --------   --------
  Net increase (decrease) from investment
    operations......................................      0.82       1.61       1.15      (1.07)      1.49
                                                      --------   --------   --------   --------   --------
Dividends from net investment income................     (1.02)     (1.02)     (1.05)     (1.18)     (1.18)
                                                      --------   --------   --------   --------   --------
Net asset value, end of year(3).....................  $  13.03   $  13.23   $  12.64   $  12.54   $  14.79
                                                      ========   ========   ========   ========   ========
Per share market value, end of year(3)..............  $  13.16   $  13.21   $  12.75   $11.5625   $ 15.375
                                                      ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN (4).........................      7.91%     11.90%     20.41%    (18.32)%    15.24%
RATIOS TO AVERAGE NET ASSETS(5)
Operating expenses..................................      2.16%      3.07%      4.02%      3.26%      3.13%
Operating expenses (excluding commercial paper
  expenses).........................................      1.04%      1.02%      1.04%      1.01%      0.91%
Net investment income...............................      7.84%      7.35%      7.98%      7.84%      7.26%
SUPPLEMENTAL DATA
Portfolio turnover..................................        27%        10%        15%        17%        10%
Net assets, end of year (000).......................  $345,131   $347,114   $329,178   $326,176   $384,807
COMMERCIAL PAPER INFORMATION
Aggregate amount outstanding at end of period
  (000).............................................  $140,500   $143,000   $143,000   $143,000   $143,000
Average daily amortized cost of commercial paper
  outstanding (000).................................  $141,657   $141,686   $141,152   $141,157   $141,063
Asset coverage per $1,000 at end of year............  $  3,455   $  3,440   $  3,294   $  3,268   $  3,684

------------------------------------
(1) Based on average shares outstanding.

(2) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $0.08, increase net realized and unrealized gains and losses per share by $0.08, and decrease the ratio of net investment income to average net assets from 7.99% to 7.35%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3) Net asset value and market value are published in The Wall Street Journal each Monday.

(4) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Brokerage commissions are not reflected.

(5) As a percentage of average weekly net assets which includes any liabilities or senior securities constituting indebtedness in connection with financial leverage.

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002

     Duff & Phelps Utility and Corporate Bond Trust Inc. (the "Fund") was organized in Maryland on November 23, 1992 as a diversified, closed-end management investment company with operations commencing on January 29, 1993.

     The Fund's investment objective is to seek high current income consistent with investing in securities of investment-grade quality. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a diversified portfolio of Utility Income Securities, Corporate Income Securities, Mortgage-Backed Securities and Asset-Backed Securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific state, industry or region.

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund values its fixed-income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments with similar characteristics in accordance with procedures established by the Board of Directors of the Fund (the "Board). The relative illiquidity of some securities in the Fund's portfolio may adversely affect the ability of the Fund to accurately value such securities on the open market. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board.

     Debt securities having a remaining maturity of sixty days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is recorded on the accrual basis.

     FEDERAL INCOME TAXES: It is the Fund's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient net income and capital gains, if any, to shareholders to qualify as a regulated investment company. For this reason, no Federal income tax provision is required.

     DIVIDENDS AND DISTRIBUTIONS: The Fund declares and pays dividends to shareholders on a monthly basis. The dividends are recorded by the Fund on the ex-dividend date.

     REPURCHASE AGREEMENTS: Repurchase agreements are fully collateralized by U.S. Treasury or Government Agency securities. All collateral is held through the Fund's custodian and is monitored daily so that its market value exceeds the carrying value of the repurchase agreement.

     USE OF ESTIMATES: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts for income and expenses during the reporting period. Actual results could differ from those estimates.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2.  AGREEMENTS

     The Fund has an Advisory Agreement with the Duff & Phelps Investment Management Co. (the "Adviser"), a subsidiary of Phoenix Investment Partners, Ltd. and an Administration Agreement with Princeton Administrators, L.P. (the "Administrator").

     The investment advisory fee paid to the Adviser is computed weekly and payable monthly at an annual rate of .50% of the Fund's average weekly managed assets which is defined as the average weekly value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness constituting financial leverage).

     The administrative fee paid to the Administrator is also computed weekly and payable monthly at an annual rate of .15% of the Fund's average weekly net assets, (which includes any liabilities or senior securities constituting indebtedness in connection with financial leverage) subject to a monthly minimum of $12,500.

     Pursuant to the agreements, the Adviser provides continuous supervision of the investment portfolio and pays the compensation of directors and officers of the Fund who are fulltime employees of the Adviser. The Administrator pays certain occupancy, clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

NOTE 3.  PORTFOLIO SECURITIES

     For the year end December 31, 2002, the Fund had purchases of $123,478,890 and sales of $135,279,967 of investment securities, other than short-term investments. For the year ended December 31, 2002, the Fund had no purchases or sales of U.S. Government securities.

     The cost of investments of the Fund for federal income tax purposes was $475,206,365. The net unrealized depreciation aggregated $19,802,117 of which $12,403,196 related to appreciated securities and $32,205,313 related to depreciated securities.

NOTE 4.  SECURITY LENDING

     The Fund may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending its securities in the form of fee income. The Fund also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

     As of December 31, 2002, there were no securities loaned.

NOTE 5.  COMMERCIAL PAPER

     As of December 31, 2002, $140,500,000 of commercial paper was outstanding with an amortized cost of $139,917,795. The average discount rate of commercial paper outstanding at December 31, 2002 was 1.76%. The average daily balance of commercial paper outstanding for the year ended December 31, 2001 was $141,657,078 at a weighted average discount rate of 2.39%. The maximum amount of commercial paper outstanding at any time during the year was $143,000,000. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with a bank for $75,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.18% per annum on the unused balance.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

During the year ended December 31, 2002 there were no borrowings under this agreement.

NOTE 6.  DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 was as follows:

                         12/31/2002    12/31/2001
                         -----------   -----------
Distributions paid
  from:
  Ordinary Income......  $26,881,647   $26,658,900
                         -----------   -----------
Total Taxable
  Distributions........  $26,881,647   $26,658,900

     As of December 31, 2002, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary
  income -- net....................  $  3,569,687
Undistributed long-term capital
  gains -- net.....................             0
                                     ------------
Total undistributed earnings.......  $  3,569,687
Capital loss carryforward..........      (552,904)*
Unrealized gains /
  (losses) -- net..................   (20,322,369)**
                                     ------------
Total accumulated earnings /
  (losses) -- net..................  $(17,305,586)
                                     ============

---------------
 * On December 31, 2002, the Fund had a net capital loss carryforward of $552,904, which expires in 2003. This amount will be available to offset like amounts of any future taxable gains.

** The difference between book-basis and tax-basis unrealized gains / (losses) is attributable primarily to the difference between book and tax amortization methods for premiums and discounts on fixed income securities, book and tax differences in the accrual of income on securities in default and other temporary differences.

NOTE 7.  CAPITAL

     Of the 26,481,758 shares of common stock outstanding at December 31, 2002, Phoenix Investment Partners Ltd. Owned 18,376 shares.

NOTE 8.  SUBSEQUENT DIVIDEND

     Subsequent to December 31, 2002, the Board of Directors of the Fund declared a dividend of $.085 per share payable on January 31, 2003 to shareholders of record on January 15, 2003.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors
Duff & Phelps Utility and Corporate Bond Trust Inc.

     We have audited the accompanying statement of assets and liabilities of Duff & Phelps Utility and Corporate Bond Trust Inc., (the "Fund"), including the portfolio of investments, as of December 31, 2002, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Duff & Phelps Utility and Corporate Bond Trust Inc. at December 31, 2002, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ Ernst & Young LLP
New York, New York
February 7, 2003

                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Common shareholders are automatically enrolled in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, all distributions to common shareholders of dividends and capital gains will automatically be reinvested by The Bank of New York (the "Plan Agent") in additional shares of common stock of the Fund unless an election is made to receive distributions in cash. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

     The Plan Agent serves as agent for the common shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gains distribution, if (1) the market price of shares on the valuation date equals or exceeds the net asset value of these shares, the Fund will issue new shares to you at net asset value, provided that the Fund will not issue new shares at a discount of more than 5% from the then current market price; or if
(2) the market price is lower than the net asset value, or if dividends or capital gains distributions are declared and payable only in cash, then the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy shares of common stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the common stock, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's common stock, resulting in the acquisition of fewer shares of common stock than if the dividend or distribution had been paid in common stock issued by the Fund. As described below, the Plan was amended, effective December 1, 1999, whereby the Fund will issue new shares in circumstances in which it will be beneficial to plan participants.

     The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions (or equivalent purchase costs) incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and with voluntary additional share investments. There are no other charges to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions (or equivalent purchase costs) as described above.

     The Plan also permits Plan participants to periodically purchase additional shares of common stock through the Plan by delivering to the Plan Agent a check for at least $100, but not more than $5,000 in any month. The Plan Agent will use the funds to purchase shares in the open market or in private transactions. The Fund will not issue any new shares in connection with voluntary additional share investments. Purchases made pursuant to the Plan will be made commencing at the time of the first dividend or distribution payment following the second business day after receipt of the funds for additional purchases, and may be aggregated with purchases of shares for reinvestment of the dividends and distributions. Shares will be allocated to the accounts of participants purchasing additional shares at the average price per share, plus a service charge imposed by the Plan Agent and brokerage commissions (or equivalent purchase costs) paid by the Plan Agent for all shares purchased by it, including for reinvestment of dividends and distributions. Checks drawn on a foreign bank are subject to collection and collection fees, and will be invested at the time of the next distribution after funds are collected by the Plan Agent.

     The Plan Agent will make every effort to invest funds promptly, and in no event more than 30 days after the Plan Agent receives a dividend or distribution, except where postponement is deemed necessary to comply with applicable provisions of the federal securities laws.

     Funds sent to the Plan Agent for voluntary additional share investment may be recalled by the participant by written notice received by the Plan Agent not later than two business days before the next distribution payment date. If for any reason a regular monthly distribution is not paid by the Fund, funds for voluntary additional share investment will be returned to the participant, unless the participant specifically directs that they continue to be held by the Plan Agent for subsequent investment.

     Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. An election to withdraw from the Plan will, until such election is changed, be deemed to be an election by a common shareholder to take all subsequent dividends and distributions in cash. Elections will only be effective for dividends and distributions declared after, and with a record date of at least ten days after, such elections are received by the Plan Agent. There is no penalty for non-participation in or withdrawal from the Plan, and shareholders who have withdrawn from the Plan may rejoin it at any time. The Plan Agent imposes charges on participants for selling participants shares on termination of participation (currently $5.00 plus $.10 per share). The Fund reserves the right to amend the Plan to institute a service charge to participants.

     The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

     Common shareholders whose common stock is held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

     In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan.

     The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions.

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all participants in the Plan at least 90 days before the record date for the dividend or distribution. The Plan may also be amended or terminated by the Plan Agent by at least 90 days' written notice to all participants in the Plan. All questions concerning the Plan should be directed to the Plan Agent by calling 1-800-524-4458.

                   FEDERAL INCOME TAX INFORMATION (UNAUDITED)

     Of the Trust's distributions paid to shareholders from ordinary income during the calendar year ended December 31, 2002, 15.08% was attributable to Federal obligations. In calculating the foregoing percentage, expenses of the Trust have been allocated on a pro-rata basis.

     The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                       ADDITIONAL INFORMATION (UNAUDITED)

     During the year, the Board of Directors revised the Trust's investment policy so as to include Corporate Mortgage-Backed Securities in the definition of "Corporate Income Securities". However, the Trust will not invest 25% or more of its total assets in Corporate Mortgage-Backed Securities. Accordingly, in normal market conditions, the Trust will invest at least 80% of its total assets in Utility and Corporate Income Securities (including Corporate Mortgage-Backed Securities, subject to the limitation described above). The Trust will continue to maintain its investment policy of investing, in normal market conditions, at least 25% of its total assets in Utility Income Securities. This revised investment policy is not a fundamental policy of the Trust and, thus, no vote of the Common Shares was required to change this policy. Pursuant to the SEC's recently adopted rule, the Trust will notify shareholders of any future changes in this policy at least 60 days prior to their implementation.

     There have been no changes in the Fund's charter or By-Laws that would delay or prevent a change in control of the Fund which have not been approved by the shareholders. There have been no changes in the principal risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund's portfolio.

     The Board of Directors has adopted a stock compensation program utilizing shares of the Fund. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market.

                 DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST

                                FUND MANAGEMENT

     Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be "interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended, are referred to as "Independent Directors." Directors who are deemed to be "interested persons" of the Fund are referred to as "Interested Directors." "Fund Complex" consists of the Fund and any other investment companies managed by affiliates of Phoenix Investment Partners, Ltd.

INDEPENDENT DIRECTORS

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                           TERM OF                                   IN FUND
                           POSITIONS      OFFICE AND                                 COMPLEX
                           HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE      REGISTRANT    TIME SERVED       DURING PAST 5 YEARS     BY DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
E. Virgil Conway            Director    Term expires     Chairman, Rittenhouse         38        Director of Urstadt
  Rittenhouse Advisors,                 2004; Director   Advisors, LLC                           Biddle Property Corp.
  LLC                                   since December   (consulting firm) since                 (1989-present),
  101 Park Avenue                       1995             2001. Chairman and                      Trustee/Director
  New York, NY 10178                                     Board Member of the                     Trism, Inc.
  Age: 73                                                Metropolitan                            (1994-2001),
                                                         Transportation                          Consolidated Edison
                                                         Authority (1992-2001).                  Company of New York,
                                                         Chairman and Director                   Inc. (1970-2002),
                                                         of New York Housing                     Union Pacific Corp.
                                                         Partnership Development                 (1978- 2002),
                                                         Corp. (1981-present).                   Blackrock Fund for
                                                         Director/Trustee, Pace                  Freddie Mac Securities
                                                         University (1978-                       (Advisory Director)
                                                         present), Realty                        (1990-2000),
                                                         Foundation of New York                  Accuhealth, Inc.
                                                         (1972-present).                         (1994- 2002).
                                                         Director/Trustee,
                                                         Josiah Macy, Jr.,
                                                         Foundation
                                                         (1973-present),
                                                         Atlantic Mutual
                                                         Insurance Company
                                                         (1986-2002), Centennial
                                                         Insurance Company
                                                         (1974-2002) and Harlem
                                                         Youth Development
                                                         Foundation (1987-
                                                         2002).
William W. Crawford         Director    Term expires     Currently retired.             4        None
  3003 Gulf Shore Blvd                  2005; Director   Former President and
  #401                                  since May 1996   Chief Operating Officer
  Naples, FL 34103                                       of Hilliard, Lyons,
  Age: 74                                                Inc., a registered
                                                         broker-dealer.

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                           TERM OF                                   IN FUND
                           POSITIONS      OFFICE AND                                 COMPLEX
                           HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE      REGISTRANT    TIME SERVED       DURING PAST 5 YEARS     BY DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Director    Term expires     Currently retired.            38        None
  The Flat                              2004; Director   Formerly a Major
  Elmore Court                          since July       General of the British
  Elmore, GLOS GL2 3 NT,                1996             Army.
  UK
  Age: 73
William N. Georgeson        Director    Term expires     Currently retired.             4        None
  575 Glenwood Road                     2003; Director   Former Vice President
  Lake Forest, IL 60045                 since January    of Nuveen Advisory
  Age: 75                               1993             Corp, an investment
                                                         adviser. Director,
                                                         Concordia University
                                                         Foundation (charity)
                                                         (1994-present).
Eileen A. Moran             Director    Term expires     President and Chief            4        None
  PSEG Resources, Inc.                  2003; Director   Executive Officer, PSEG
  80 Park Plaza T-22                    since August     Resources Inc.
  Newark, NJ 07102                      1996             (1990-present).
  Age: 48
Everett L. Morris           Director    Term expires     Vice President of W.H.        38        None
  W.H. Reaves and Company               2004; Director   Reaves and Company
  10 Exchange Place                     since January    (since 1993). Prior to
  Jersey City, NJ 07302                 1993             March 1993, Director of
  Age: 74                                                Public Service
                                                         Enterprise Group
                                                         Incorporated and
                                                         President and Chief
                                                         Operating Officer of
                                                         Enterprise Diversified
                                                         Holdings Incorporated.
                                                         Prior to January 1992,
                                                         Senior Executive Vice
                                                         President and Chief
                                                         Financial Officer of
                                                         Public Service Electric
                                                         and Gas Company. Prior
                                                         to 1991, Director of
                                                         First Fidelity Bank,
                                                         N.A., N.J.

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                           TERM OF                                   IN FUND
                           POSITIONS      OFFICE AND                                 COMPLEX
                           HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE      REGISTRANT    TIME SERVED       DURING PAST 5 YEARS     BY DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard A. Pavia            Director    Term expires     Currently retired. Vice        4        None
  7145 North Ionia Avenue               2005; Director   Chairman Cook County
  Chicago, IL 60646                     since January    Illinois President's
  Age: 72                               1993             Advisory Council-Forest
                                                         Preserve District
                                                         (since 1997). Special
                                                         Consultant, K&D
                                                         Facilities Resource
                                                         Corp. (since 1995).
                                                         Former Chairman and
                                                         Chief Executive Officer
                                                         of Speer Financial,
                                                         Inc., a regional
                                                         company specializing in
                                                         public finance.

INTERESTED DIRECTORS

     The persons listed below are "interested persons" of the Registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                                                                  NUMBER OF
                                                                                 PORTFOLIOS
                                         TERM OF                                   IN FUND
                          POSITIONS     OFFICE AND                                 COMPLEX
                          HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE     REGISTRANT   TIME SERVED      DURING PAST 5 YEARS      BY DIRECTOR         BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries(1)     Chairman    Term expires   Chairman of the Board of       31        Director, The Empire
  8477 Bay Colony Drive      of the    2003;          Directors and President                  District Electric
  #902                     Board of    Director       of the Registrant. Until                 Company since 1984.
  Naples, FL 34108         Directors   since          May 13, 1997, Chairman
  Age: 72                       and    January 1993   of the Board of
                           President                  Directors of Phoenix
                                                      Investment Partners,
                                                      Ltd. ("PXP"). Prior to
                                                      July 1995, Chief
                                                      Executive Officer of the
                                                      predecessor of PXP and
                                                      Chairman of the Board of
                                                      Duff & Phelps Investment
                                                      Management Co.

                                                                                  NUMBER OF
                                                                                 PORTFOLIOS
                                         TERM OF                                   IN FUND
                          POSITIONS     OFFICE AND                                 COMPLEX
                          HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE     REGISTRANT   TIME SERVED      DURING PAST 5 YEARS      BY DIRECTOR         BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(2)    Director    Term expires   Director and Chief             49        Director, The Phoenix
  56 Prospect Street                   2005;          Executive Officer                        Companies, Inc. (2001-
  Hartford, CT 06115                   Director       (1995-2002) and Chairman                 2002). Director, PXRE
  Age: 56                              since July     (1997-2002), PXP.                        Group (1985-present),
                                       1996           Executive Vice President                 and World Trust Fund
                                                      and Chief Investment                     (1991- present).
                                                      Officer, The Phoenix
                                                      Companies, Inc.
                                                      (2001-2002). Director,
                                                      (1994-2002) and
                                                      Executive Vice
                                                      President, Investments,
                                                      (1988-2002) Phoenix Life
                                                      Mutual Insurance
                                                      Company. Director,
                                                      Phoenix Investment
                                                      Management Company
                                                      (2001-2002). Director,
                                                      Aberdeen Asset
                                                      Management plc (1986-
                                                      2002). Director
                                                      (1983-2002) and Chairman
                                                      (1995-2002) Phoenix
                                                      Investment Counsel, Inc.
                                                      Director (1984-2002),
                                                      Chairman (1990-2002) and
                                                      President (1990-2000),
                                                      Phoenix Equity Planning
                                                      Corporation. Chairman
                                                      and Chief Executive
                                                      Officer, Phoenix/Zweig
                                                      Advisers (1999-2002).
                                                      Director and Executive
                                                      Vice President, Phoenix
                                                      Life and Annuity Company
                                                      (1996-2002), Director
                                                      and Executive Vice
                                                      President, PHL Variable
                                                      Insurance Company (1995-
                                                      2002), and Director,
                                                      Phoenix National Trust
                                                      Company (1996-2002).
                                                      Director, W.S. Griffith
                                                      Securities Inc.
                                                      (1992-2002).Director and
                                                      Vice President, PM
                                                      Holdings, Inc.
                                                      (1985-2002).

---------------
(1) Mr. Jeffries is an interested person of the Registrant by reason of his position as President of the Registrant.

(2) Mr. McLoughlin is an interested person of the Registrant by reason of his position with PXP and its affiliates.

OFFICERS OF THE FUND WHO ARE NOT DIRECTORS

     The following table sets forth certain information concerning the principal executive officers of the Fund. Francis E. Jeffries, a Director of the Fund, serves as President of the Fund. Information regarding Mr. Jeffries is set forth above. The officers serve until their respective successors are chosen and qualified. The address of each individual, unless otherwise noted, is Duff & Phelps Investment Management Co., 55 East Monroe Street, Chicago, IL 60603.

                               POSITION(S) HELD WITH TRUST AND LENGTH       PRINCIPAL OCCUPATION(S)
NAME, (AGE) AND ADDRESS                    OF TIME SERVED                     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------
Dennis A. Cavanaugh (59)       Senior Vice President since 1993 and      Executive Vice President
                               Chief Investment Officer since 1995.      (1994- present), Senior Vice
                                                                         President (1990-1994), Duff &
                                                                         Phelps Investment Management
                                                                         Co.
------------------------------------------------------------------------------------------------------
Daniel J. Petrisko (42)        Vice President since 2000 and             Senior Vice President (1997-
                               Portfolio Manager since 2002.             present), Vice President
                                                                         (1995-1997), Duff & Phelps
                                                                         Investment Co.
------------------------------------------------------------------------------------------------------
Alan M. Meder (43)             Treasurer since 2000 and Principal        Senior Vice President and
                               Financial Officer since 2002.             Chief Operations Officer of
                                                                         Duff & Phelps Investment
                                                                         Management Co.
                                                                         (1994-present).
------------------------------------------------------------------------------------------------------
Richard J. Wirth (44)          Secretary since 2002.                     Vice President and Insurance
One American Row                                                         and Investment Products
Hartford, CT 06102                                                       Counsel (2002-present),
                                                                         Counsel (1993-2002), Phoenix
                                                                         Life Insurance Company.
                                                                         Secretary, Phoenix Fund
                                                                         Complex (2002-present).

DIRECTORS

Francis E. Jeffries, Chairman
E. Virgil Conway
William W. Crawford
William N. Georgeson
Philip R. McLoughlin
Eileen A. Moran
Everett L. Morris
Richard A. Pavia
Harry Dalzell-Payne

OFFICERS

Francis E. Jeffries
President & Chief Executive Officer

Dennis A. Cavanaugh
Senior Vice President, Chief Investment Officer & Assistant
Treasurer

Daniel J. Petrisko
Vice President & Portfolio Manager

Alan M. Meder
Treasurer

Richard J. Wirth
Secretary

INVESTMENT ADVISER

Duff & Phelps Investment Management Co.
55 East Monroe Street
Chicago, IL 60603
(312) 541-5555

ADMINISTRATOR

Princeton Administrators, L.P.
P.O. Box 9095
Princeton, NJ 08543-9095
(800) 543-6217

CUSTODIAN AND TRANSFER AGENT

The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
(800) 524-4458

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom (Illinois)
333 West Wacker Drive
Chicago, IL 60606

This report is for stockholder information.
This is not a prospectus intended for use in the purchase or sale of Fund shares. Information contained in this report is dated and subject to change. Past performance is no guarantee of future results.

Duff & Phelps Utility and Corporate Bond Trust Inc.
55 East Monroe Street
Chicago, IL 60603
                                 DUFF & PHELPS
                                  UTILITY AND
                                   CORPORATE
                                BOND TRUST INC.

                              [DUFF & PHELPS LOGO]
                                 ANNUAL REPORT
                               DECEMBER 31, 2002